Fair Value Measurements - Mortgage Servicing Rights - Level 3 (Details) - Recurring - Significant Unobservable Inputs (Level 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Mortgage servicing rights
Fair value of assets
Balance at beginning of period	$ 1,738	$ 2,899
Total (losses) or gains (realized/unrealized):
Included in earnings	(68)	(1,200)
Included in other comprehensive income	0	0
Purchases	0	0
Sales	(1,670)	0
Issues	0	39
Settlements	0	0
Balance at end of period	0	1,738
Interest Rate Lock Commitments
Fair value of liabilities
Balance at beginning of period	41	2
Total (losses) or gains (realized/unrealized):
Included in earnings	(11)	(35)
Included in other comprehensive income	0	0
Purchases	0	0
Sales	(86)	(169)
Issues	56	243
Settlements	0	0
Balance at end of period	$ 0	$ 41